SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies used in the preparation of these consolidated financial statements.

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of presentation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, except for certain financial assets and liabilities, including derivative instruments that are measured at fair value. The consolidated financial statements are presented in Canadian dollars unless otherwise noted.

Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

		Percentage owned
	Incorporation	2018	2017	2016
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	-	-
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	51%	-	-

On January 9, 2018, Liquid Canada acquired 51% of the shares of Majesco Entertainment Company (“Majesco”), a Nevada corporation. The Company is a provider of video game products primarily for the mass-market consumer. (Note 5)

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interest represents the portion of a subsidiary’s earnings and losses and net assets that is not held by the Company. If losses in a subsidiary applicable to a non-controlling interest exceed the non-controlling interest in the subsidiary’s equity, the excess is allocated to the non-controlling interest except to the extent that the majority has a binding obligation and is able to cover the losses.

Use of estimates
The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the period.

Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates.

The most significant accounts that require estimates as the basis for determining the stated amounts include the valuation of investments in films and intangible assets including goodwill, and the valuation of share-based compensation and other equity based payments and derivative liability.

Significant judgements includes the determination of functional currency, assessments over level of control or influence over companies, and the recoverability and measurement of deferred tax assets.

Critical judgment exercised in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements is as follows:

Level of control or influence over companies

The accounting for investments in other companies can vary depending on the degree of control and influence over those other companies. Management is required to assess at each reporting date the Company’s control and influence over these other companies. Management has used its judgment to determine which companies are controlled and require consolidation and those which are significantly influenced and require equity accounting. The Company has considered its ownership positions in Waterproof Studios Inc. (“Waterproof”) and Household Pests Holdings Inc. (“Household Pests”) and concluded that because it does not have the current ability to control the key operating activities of either entity; it does not have control and should account for them as an equity investment and joint operation, respectively (Note 10).

Functional currency

As at November 30, 2018, the functional currency of the Company and its subsidiaries is the United States dollar (“USD”); however, determination of functional currency may involve certain judgments to determine the primary economic environment which is re-evaluated for each new entity or if conditions change. The Company’s functional currency changed from the Canadian dollar (“CAD”) on September 1, 2018 as a result of the Company being listed on the Nasdaq and management determining that all future financings will be completed in USD.

Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectation of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments are as follows:

Valuation of share-based compensation, investment in warrants, and convertible features

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based compensation and other equity based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Valuation of intangible assets including goodwill

Goodwill and intangible assets are tested for impairment at each reporting date. Management first reviews qualitative factors in determining if an impairment needs to be recorded. Quantitative factors are then used to calculate the amount of impairment, if needed. Goodwill and intangibles resulted from a business acquisition. Intangibles were valued based on estimated discounted cash flows.

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and Liquid Canada changed from the CAD to the USD dollar effective September 1, 2018. The functional currency of Household Pests and Majesco is the USD. The functional currency of Waterproof is the CAD. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than USD are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate while non-monetary assets and liabilities in foreign currencies are translated at historical rates. Revenues and expenses are translated at the average exchange rates approximating those in effect during the reporting period.

For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s USD operations are translated into CAD at the exchange rate at the reporting date. The income and expenses are translated using average rate. Foreign currency differences that arise on translation for consolidation purposes are recognized in other comprehensive income (loss).

Accounts receivable and allowance for doubtful accounts

The Company’s accounts receivable are recorded at amounts invoiced to customers, and are presented net of the allowance for doubtful accounts, if required. The allowance is determined by a variety of factors, including the age of the receivables, current economic conditions, historical losses, and other information management obtains regarding the financial condition of customers. The policy for determining the past due status of receivables is based on how recently payments have been received. Receivables are charged off when they are deemed uncollectible, which may arise when customers file bankruptcy or are otherwise deemed unable to repay the amounts owed to the Company. As at November 30, 2018, 2017, and 2016, the Company did not have any amount deemed uncollectible.

Investment in associates

The Company’s investment in associates is accounted for using the equity method of accounting. An associate is an entity in which the Company has significant influence and which is neither a subsidiary nor a joint venture.

Under the equity method, the investment in the associate is carried in the statement of financial position at cost. The statement of loss reflects the share of the results of operations of the associate. Where there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes and discloses this, when applicable, in the statement of changes in shareholders’ equity (deficiency). Profits and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

Associates are those entities in which the Company has significant influence, but not control, over the financial and operating policies. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity. Investments in associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The financial statements include the Company’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Company from the date that significant influence or joint control commences, until the date that significant influence or joint control ceases. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued, except to the extent that the Company has obligations, or has made payments on behalf of the investee. The Company accounts for its 49% investment in Waterproof and its 50% investment in Household Pests using the equity method (Note 10).

Intangible assets

The Company has intangible assets as outlined below. See Note 5, Acquisitions, and Note 11, Other Intangible Assets, for more information. The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Amortization expense is recorded on a straight-line basis beginning with the month the corresponding assets are available for use and over the estimated useful lives provided below:

Video game catalogues	15 years
Brands	indefinite

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the accounts and any gain or loss is reflected in profit and loss. Expenditures for repairs and maintenance are expensed as incurred.

Video game catalogues
The video game catalogues are made up of a diverse variety of games, ranging in age and popularity. The catalogues are unique due to the diverse nature of the products within the catalogues, making it difficult to assign a useful life. The useful life of 15 years represents management’s view of the expected period over which the Company expects benefits from the acquired gaming content packaged as catalogues. The election of this useful life is supported by internal game titles still producing revenue at this age.

Video game development expenditures, including the cost of material, direct labour, and other direct costs are recognized as an intangible asset when the following recognition requirements are met:

•	the development costs can be measured reliably;
•	the project is technically and commercially feasible;
•	the Group intends to and has sufficient resources to complete the project;
•	the Group has the ability to use or sell the software, and
•	the software will generate probable future economic benefits.

Video games being developed are amortized once development is complete the game starts to generate income.

Brand
Through the acquisition of Majesco (Note 5), the Company acquired the “Majesco Entertainment” brand which was determined to have an indefinite life.

Goodwill

Goodwill is deemed to have indefinite life and is not amortized but is subject to, at a minimum, annual impairment tests. The Company assesses the impairment of goodwill on an annual basis or whenever events or changes in circumstances indicate that the fair value is less than its carrying value. Impairment is tested at the cost center level by comparing the fair value of a cost center with its carrying amount including goodwill. If the carrying amount of the cost center exceeds its fair value, goodwill of the cost center is considered impaired and the second step of the test is performed to determine the amount of impairment loss, if any.

Impairment of non-financial assets

The carrying amount of the Company’s non-financial assets is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable new assets. Acquisition costs incurred are expensed.

Derivative Liability

Share purchase warrants outstanding during the year ended November 30, 2018 met the criteria of a derivative instrument liability because they were exercisable in a currency other than the functional currency of the Company and thus did not meet the “fixed-for-fixed” criteria. As a result, the Company was required to separately account for the warrants as a derivative instrument liability recorded at fair value and marked-to-market each period with the changes in the fair value each period charged or credited to loss. Changes in fair value are recognized as gain/loss on derivative liability until the warrants are exercised or expire.

Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, share warrants, and options are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are recognized as a deduction from equity, net of tax.

Valuation of equity units issued in private placements:

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in private placements is determined to be the more easily measurable component as they are valued at their fair value which is determined by the closing price on the issuance date. The remaining balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded to reserves.

Loss per share

Basic and diluted loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares outstanding during the reporting period. If applicable, diluted income per share is computed similar to basic income per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of share options, warrants, and restricted share units, if dilutive. The number of additional shares is calculated by assuming that outstanding share options, warrants, and restricted share units were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods. For the years presented, this calculation proved to be anti-dilutive.

Share-based compensation
The Company grants stock options to buy common shares of the Company to directors, officers and consultants.

All share-based payments made to employees and non-employees are measured and recognized using the Black-Scholes option pricing model. For employees, the fair value of the options is measured at grant date. For non-employees, the fair value of the options is measured on the earlier of the date at which the counterparty performance is complete, the date the performance commitment is reached, or the date at which the equity instruments are granted if they are fully vested and non-forfeitable. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. Stock options that vest over time are recognized using the graded vesting method. Share based compensation is recognized as an expense or, if applicable, capitalized to exploration and evaluation assets with a corresponding increase in reserves. At each financial reporting period, the amount recognized as expense is adjusted to reflect the number of share options expected to vest. If and when the stock options are ultimately exercised, the applicable amounts of reserves are transferred to share capital.

Where the terms of a stock option is modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the stock-based compensation arrangement or is otherwise beneficial to the employee as measured at the date of modification over the remaining vesting period.

Revenue recognition
Animation production services

Revenue from animation production services provided is recognized on a percentage-of-completion basis when the following criteria are met: (a) there is an agreement with a customer confirming the amount of the total contract revenue so that the revenue can be measured reliably; (b) the stage of completion can be measured reliably; (c) the receipt of payment is probable; and, (d) costs incurred and to be incurred can be measured reliably. Management estimates the percentage-of-completion based on the proportion of costs incurred cumulatively in the current period to the total expected costs. Changes in revenue recognized as a result of adjustments to total expected costs are recognized in profit or loss on a prospective basis. When the outcome of an arrangement cannot be estimated reliably, revenue is recognized only to the extent of the expenses recognized that are recoverable.

Software games
Revenue from sales of interactive software games on game consoles and PCs are recognized as revenue when games are purchased by a customer.

Sales of the Company’s games are made by third party gaming platform companies pursuant to license agreements, and these gaming platform companies retain an agreed upon portion of sales as fees. The Company reports revenues related to these arrangements net of the fees retained by the gaming platform companies, as the Company has determined that the gaming platform companies are considered the primary obligors to the end consumers for the sale of the games.

Royalties and licenses

Royalty-based obligations with content licensors are either paid in advance and capitalized as prepaid royalties or are accrued as incurred and subsequently paid. These royalty-based obligations are generally expensed to cost of sales at the contractual rate based on a percentage of the revenue earned.

Financial instruments
Financial assets
The Company classifies its financial assets into one of the following categories as follows:

Fair value through profit or loss - This category comprises derivatives and financial assets acquired principally for the purpose of selling or repurchasing in the near term. They are carried at fair value with changes in fair value recognized in profit or loss. The Company classifies cash and restricted cash as fair value through profit or loss.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at amortized cost using the effective interest method less any provision for impairment. The Company classifies receivables and loans receivable as loans and receivables.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method less any provision for impairment.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-for-sale. They are carried at fair value with changes in fair value recognized in other comprehensive loss. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from accumulated other comprehensive loss and recognized in profit or loss.

All financial assets except those measured at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is objective evidence of impairment as a result of one or more events that have occurred after initial recognition of the asset and that event has an impact on the estimated future cash flows of the financial asset or the group of financial assets.

Financial liabilities
The Company classifies its financial liabilities into one of two categories as follows:

Fair value through profit or loss - This category comprises derivatives and financial liabilities incurred principally for the purpose of selling or repurchasing in the near term. They are carried at fair value with changes in fair value recognized in profit or loss. Derivative liability is included in the category.

Other financial liabilities: This category consists of liabilities carried at amortized cost using the effective interest method, and includes accounts payable and accrued liabilities, due to related parties, and loans payable.

Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the country where the Company operates and generates taxable income.

Deferred income tax

Deferred income tax is provided for based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Current income and deferred tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Accounting pronouncements not yet adopted

A number of new standards, amendments to standards and interpretations applicable to the Company are not yet effective for the year ended November 30, 2018 and have not been applied in preparing these consolidated financial statements.

a)

IFRS 2 – Share Based Payments: the amendments eliminate the diversity in practice in the classification and measurement of particular share-based payment transactions which are narrow in scope and address specific areas of classification and measurement. It is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted provided it is disclosed. Management does not anticipate this standard having a material effect on the Company’s consolidated financial statements.

b)

IFRS 9 – Financial Instruments: Classification and Measurement: applies to classification and measurement of financial assets and liabilities as defined in IAS 39. It is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. Management does not anticipate this standard having a material effect on the Company’s consolidated financial statements.

c)

IFRS 15 – Revenue from Contracts with Customers: establishes principles that an entity shall report more useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. More specifically to production (and sales) based royalties, variable consideration is estimated and included in the transaction price to the extent it is highly probable that there will be no significant reversal in the amount of cumulative revenue recognized when the uncertainty is resolved. This new approach to variable revenue could accelerate the recognition of revenue which depends on future production (or sales) levels. The standard was issued in May 2014 and is effective for annual periods beginning on or after January 1, 2018. Management does not anticipate this standard having a material effect on the Company’s consolidated financial statements.

d)

IFRS 16 – Leases: specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. The standard was issued in January 2016 and is effective for annual periods beginning on or after January 1, 2019. Management is currently evaluating the impact this standard will have on the Company’s consolidated financial statements.

e)

IFRIC 22 – Foreign Currency Transactions and Advance Consideration: addresses how to determine the ‘date of the transaction’ when applying IAS 21. It is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. Management does not anticipate this standard having a material effect on the Company’s consolidated financial statements.

f)

IFRIC 23 – Uncertainty Over Income Tax Treatments: clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. It is effective for annual periods beginning on or after January 1, 2019 with early adoption permitted. Management does not anticipate this standard having a material effect on the Company’s consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s consolidated financial statements.